Annual Total Returns[BarChart] - PIMCO Long Duration Total Return Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	18.57%	10.28%	(8.56%)	19.02%	(3.45%)	7.18%	12.75%	(3.86%)	18.54%	17.77%